Securities trading and intermediation (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Summary of securities trading and intermediation assets and liabilities
Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	2023	2022

Cash and settlement records	1,277,579	1,394,451
Debtors pending settlement	1,768,735	1,980,341
Other	697	1,387
(-) Expected losses on Securities trading and intermediation (a)	(114,692)	(105,179)
Total Assets	2,932,319	3,271,000

Cash and settlement records	166,625	171,659
Creditors pending settlement	1,957,045	2,401,828
Customer's cash on investment account	14,819,869	13,489,210
Total Liabilities	16,943,539	16,062,697

(a)The reconciliation of gross carrying amount and the expected loss, segregated by stage, according to IFRS 9 are included in Note 14.